Victory Market Neutral Income Fund Average Annual Total Returns	12 Months Ended	51 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.10%)	(0.36%)	1.76%
Class A Class C Class I Shares [Member] | Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%		(0.36%)		2.01%
Class A Class C Class I Shares [Member] | Bloomberg U.S. Treasury Bellwethers 3 Month Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.23%		3.23%		2.21%
Class A Class C Class I Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.17%		2.03%		3.07%
Class A Class C Class I Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(0.84%)		0.59%		1.92%
Class A Class C Class I Shares [Member] | Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.71%		1.28%		2.18%
Class A Class C Class I Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.34%		2.44%		3.06% [1]
Class A Class C Class I Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.54%		3.60%		4.01%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.